EQ/Intermediate Government Bond Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Intermediate Government Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.77%	0.77%

Expense Example - EQ/Intermediate Government Bond Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	79	246	428	954
Class IB Shares	79	246	428	954